Cash and Cash Equivalents and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash and cash equivalents [abstract]
Repayment of principal and interest	$ 27,072
Acquisition of property plant and equipment and intangibles assets	5,860
Capital expenditures classified as operating activities	13,948
Capital expenditures classified as financing	8,149
Disposal of assets	$ 4,914	$ 2,952